Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents include both cash in banks and on hand. Cash and cash equivalents as of 30 June 2026 and 31 December 2025 are as follows:

	30 June 2026	31 December 2025
Cash and cash equivalents denominated in US dollars	131,559	161,299
Cash and cash equivalents denominated in other currencies	11,191	11,060
	142,750	172,359